Mining interests - Bantako North Property - Narrative (Details) - Dampan Resources SARL $ in Millions	Oct. 11, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Additional proportion of ownership interest acquired	10.00%
Consideration paid (received)	$ 4